Research and Development Expenses, Net (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Expense, Gross		$ 459,184	$ 720,527	$ 483,953
Less: Grants from the OCS and others	[1]			(166,046)
Research and Development Expense		459,184	720,527	317,907
Salaries and related expenses [Member]
Research and Development Expense, Gross		178,486	144,250	145,997
Stock-based compensation [Member]
Research and Development Expense, Gross		12,077	22,883	48,056
Professional fees [Member]
Research and Development Expense, Gross		22,271	18,888	37,426
Laboratory and materials [Member]
Research and Development Expense, Gross		70,779	143,644	109,299
Patent expenses [Member]
Research and Development Expense, Gross		82,367	65,654	24,956
Rent and maintenance [Member]
Research and Development Expense, Gross		40,146	41,673	41,289
Liability for minimum royalties expenses [Member]
Research and Development Expense, Gross	[2]		238,000	50,000
Depreciation [Member]
Research and Development Expense, Gross		25,650	24,083	20,695
Travel expenses [Member]
Research and Development Expense, Gross		3,804	2,152	2,942
Insurance and other expenses [Member]
Research and Development Expense, Gross		$ 23,604	$ 3,293	$ 19,300

[1]	See Note 10A and 10D.
[2]	See Note 10B.